8. SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS: Schedule of Stock option transactions (Tables)	12 Months Ended
Jan. 31, 2026
Tables/Schedules
Schedule of Stock option transactions

Stock option transactions are summarized as follows:

	For the years ended January 31,
	2026		2025		2024
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price

Outstanding, beginning of year	3,333,000	$ 2.38	2,465,000	$ 2.87	3,225,000	$ 2.84
Granted	1,430,000	$ 2.13	1,568,000	$ 1.89	700,000	$ 3.00
Expired	(1,400,000)	$ 2.00	(700,000)	$ 3.00	(1,460,000)	$ 2.86

Outstanding, end of year	3,363,000	$ 2.43	3,333,000	$ 2.38	2,465,000	$ 2.87

Options exercisable, end of year	3,363,000	$ 2.43	3,333,000	$ 2.38	2,465,000	$ 2.87

Weighted average remaining life of outstanding options granted in years		0.58		1.14		2.10

Weighted average fair value per option granted		$ 0.41		$ 0.14		$ 0.06